Stockholders' Equity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 23, 2020	Dec. 31, 2019
Stockholders' Equity (Details) [Line Items]
Voting rights, percentage		40.00%
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000,000		1,000,000,000
Common stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001
Voting rights	Holders of common stock are entitled to one vote for each share.
Common stock, shares issued	71,551,067		28,324,038
Redemption of warrants, description	Once the Public Warrants become exercisable, the Company may redeem the Public Warrants in whole, at a price of $0.01 per warrant within 30 days after a written notice of redemption, and if and only if, the reported last sale price of the Company’s common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the holder.
Transfer of warrants	1,177,602
Warrants excercised shares	5,793,611
Warrants receivable (in Dollars)	$ 13,540,000
Retained earnings, percentage	5.00%
Share capital, percentage	20.00%
Retained earnings appropriated (in Dollars)	$ 70,000.00		$ 0
Public Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Warrants issued	20,000,000
Share issued price per share (in Dollars per share)	$ 10.00
Private Placement [Member]
Stockholders' Equity (Details) [Line Items]
Warrants issued	655,000
Private placement warrants, description	Private Placement Warrants – Forum issued 655,000 Private Placement Units, each consisting of one share of Class A Common Stock and one warrant to the Sponsor and to Jefferies and EarlyBirdCapital, Inc. in a private placement.
Warrants price per share (in Dollars per share)	$ 11.50
Warrant [Member]
Stockholders' Equity (Details) [Line Items]
Description of warrants exercised period	(i) the date that is 30 days after the first date on which Forum completes its initial business combination; or (ii) 12 months from the date of the closing of the IPO, and terminating on the earlier to occur (x) five years after Forum completes its initial business combination; (y) the liquidation of the Company or (z) other than with respect to the Private Placement Warrant, the Redemption Date (as that term is defined in the Warrant Agreement), subject to any applicable conditions as set forth in the Warrant Agreement. The Company in its sole discretion may extend the duration of the Warrants by delaying the expiration date, provided it give at least 20 days prior written notice of any such extension to the registered holders of the Warrants.
2020 Incentive Award Plan [Member]
Stockholders' Equity (Details) [Line Items]
Shares of common stock		4,935
Class B Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized	1,000,000,000
Common stock, par value (in Dollars per share)	$ 0.0001
Common stock, shares issued	71,551,067